Vanguard® Mega Cap Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.0%)
	Freeport-McMoRan Inc.	675,422	35,615
	Air Products and Chemicals Inc.	104,731	27,932
	Dow Inc.	165,112	9,515
			73,062
Consumer Discretionary (5.8%)
	Home Depot Inc.	468,512	156,891
	Walmart Inc.	2,091,526	137,539
	Lowe's Cos. Inc.	270,935	59,955
	Target Corp.	217,386	33,947
	General Motors Co.	542,814	24,421
	Ford Motor Co.	1,839,574	22,314
			435,067
Consumer Staples (10.4%)
	Procter & Gamble Co.	1,107,688	182,259
	Coca-Cola Co.	1,827,438	115,001
	PepsiCo Inc.	647,091	111,882
	Philip Morris International Inc.	730,603	74,069
	Mondelez International Inc. Class A	633,751	43,431
	Altria Group Inc.	830,181	38,396
	Colgate-Palmolive Co.	387,589	36,030
	CVS Health Corp.	593,049	35,346
	McKesson Corp.	61,873	35,242
	Kimberly-Clark Corp.	158,854	21,175
	Constellation Brands Inc. Class A	77,602	19,418
	Sysco Corp.	233,950	17,036
	Keurig Dr Pepper Inc.	476,639	16,325
	Kraft Heinz Co.	370,482	13,104
	General Mills Inc.	133,570	9,183
	Kenvue Inc.	450,244	8,690
	Hershey Co.	17,562	3,474
			780,061
Energy (8.3%)
	Exxon Mobil Corp.	2,112,134	247,669
	Chevron Corp.	844,391	137,045
	ConocoPhillips	553,727	64,498
	EOG Resources Inc.	273,156	34,022
	Marathon Petroleum Corp.	178,831	31,583
	Phillips 66	201,542	28,641
	Valero Energy Corp.	156,693	24,623
	Occidental Petroleum Corp.	289,248	18,078
	Schlumberger NV	336,615	15,447
	Williams Cos. Inc.	285,916	11,868
	Kinder Morgan Inc.	443,566	8,645
			622,119
Financials (21.2%)
	JPMorgan Chase & Co.	1,356,094	274,785
*	Berkshire Hathaway Inc. Class B	597,711	247,691
	Bank of America Corp.	3,149,873	125,963
*	Berkshire Hathaway Inc. Class A	173	108,540
	Wells Fargo & Co.	1,684,106	100,912
	Goldman Sachs Group Inc.	153,563	70,105
	Progressive Corp.	275,556	58,192
	Morgan Stanley	577,033	56,457
	Citigroup Inc.	850,690	53,006
	Chubb Ltd.	190,801	51,673
	BlackRock Inc.	66,492	51,334
	Charles Schwab Corp.	667,002	48,878
	Marsh & McLennan Cos. Inc.	231,365	48,027

Vanguard® Mega Cap Value Index Fund
		Shares	Market Value ($000)
	Intercontinental Exchange Inc.	269,595	36,099
	CME Group Inc.	169,505	34,406
	KKR & Co. Inc.	312,624	32,150
	US Bancorp	734,034	29,765
	Aflac Inc.	271,943	24,439
	Truist Financial Corp.	628,676	23,733
	PNC Financial Services Group Inc.	150,429	23,676
	Travelers Cos. Inc.	107,978	23,291
	Bank of New York Mellon Corp.	358,040	21,343
	MetLife Inc.	289,771	20,971
	Blackstone Inc.	169,022	20,367
	American International Group Inc.	160,050	12,615
			1,598,418
Health Care (19.3%)
	UnitedHealth Group Inc.	435,453	215,710
	Johnson & Johnson	1,133,991	166,322
	Merck & Co. Inc.	1,192,998	149,769
	AbbVie Inc.	831,621	134,091
	Thermo Fisher Scientific Inc.	179,494	101,949
	Abbott Laboratories	816,929	83,482
	Danaher Corp.	313,427	80,488
	Amgen Inc.	252,322	77,173
	Pfizer Inc.	2,658,957	76,206
	Elevance Health Inc.	109,602	59,018
	Medtronic plc	625,678	50,911
	Cigna Group	137,650	47,437
	Bristol-Myers Squibb Co.	951,889	39,113
	Gilead Sciences Inc.	586,675	37,706
	HCA Healthcare Inc.	93,450	31,750
	Becton Dickinson & Co.	136,090	31,569
	Stryker Corp.	80,646	27,507
*	Regeneron Pharmaceuticals Inc.	24,166	23,687
	Humana Inc.	56,714	20,310
			1,454,198
Industrials (14.2%)
	General Electric Co.	489,017	80,756
	Caterpillar Inc.	235,134	79,598
	RTX Corp.	624,816	67,361
	Union Pacific Corp.	286,941	66,806
	Eaton Corp. plc	188,087	62,605
	Honeywell International Inc.	306,982	62,069
	American Express Co.	238,400	57,216
	Lockheed Martin Corp.	113,722	53,488
	United Parcel Service Inc. Class B (XNYS)	342,195	47,541
	Deere & Co.	125,158	46,904
*	Fiserv Inc.	277,754	41,596
	Trane Technologies plc	106,926	35,014
	General Dynamics Corp.	116,153	34,819
	Illinois Tool Works Inc.	133,686	32,452
	Parker-Hannifin Corp.	60,480	32,146
*	PayPal Holdings Inc.	504,689	31,790
	CSX Corp.	922,851	31,146
	Emerson Electric Co.	269,282	30,203
	Northrop Grumman Corp.	63,619	28,677
	FedEx Corp.	105,984	26,916
	3M Co.	260,433	26,080
	Norfolk Southern Corp.	106,481	23,937
	Automatic Data Processing Inc.	96,817	23,712
	Capital One Financial Corp.	170,295	23,438
	Johnson Controls International plc	160,089	11,512
*	GE Vernova Inc.	61,112	10,750
	L3Harris Technologies Inc.	7	2
			1,068,534
Real Estate (1.2%)
	Prologis Inc.	435,308	48,097
	Crown Castle Inc.	204,642	20,976
	Simon Property Group Inc.	72,812	11,017

Vanguard® Mega Cap Value Index Fund
		Shares	Market Value ($000)
	Public Storage	37,227	10,194
			90,284
Technology (10.7%)
	Broadcom Inc.	220,392	292,802
	QUALCOMM Inc.	525,353	107,198
	Oracle Corp.	776,460	90,993
	International Business Machines Corp.	429,958	71,738
	Micron Technology Inc.	519,968	64,996
	Intel Corp.	1,991,591	61,441
	Analog Devices Inc.	233,406	54,731
	Roper Technologies Inc.	50,429	26,867
	TE Connectivity Ltd.	145,606	21,797
	Dell Technologies Inc. Class C	113,117	15,787
			808,350
Telecommunications (4.0%)
	Cisco Systems Inc.	1,715,638	79,777
	Comcast Corp. Class A	1,865,749	74,686
	Verizon Communications Inc.	1,781,797	73,321
	AT&T Inc.	3,363,984	61,292
*	Charter Communications Inc. Class A	44,343	12,732
			301,808
Utilities (3.7%)
	NextEra Energy Inc.	952,967	76,257
	Southern Co.	513,802	41,176
	Waste Management Inc.	189,043	39,837
	Duke Energy Corp.	362,975	37,593
	Sempra	296,675	22,853
	American Electric Power Co. Inc.	242,841	21,916
	Republic Services Inc.	96,171	17,810
	Dominion Energy Inc.	196,762	10,610
	Exelon Corp.	233,746	8,777
			276,829
Total Common Stocks (Cost $5,890,692)			7,508,730
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 5.397% (Cost $655)	6,549	655
Total Investments (99.8%) (Cost $5,891,347)			7,509,385
Other Assets and Liabilities—Net (0.2%)			15,945
Net Assets (100%)			7,525,330
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard® Mega Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	41	10,856	14

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
PNC Financial Services Group Inc.	1/31/25	CITNA	5,823	(5.328)	—	(18)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

Vanguard® Mega Cap Value Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,508,730	—	—	7,508,730
Temporary Cash Investments	655	—	—	655
Total	7,509,385	—	—	7,509,385
Derivative Financial Instruments
Assets
Futures Contracts[1]	14	—	—	14
Liabilities
Swap Contracts	—	18	—	18
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.